Revenue - Disaggregation of revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Revenues	€ 8,275	€ 41,353	€ 40,366
Point in time
Revenue
Revenues	0	0	490
Over time
Revenue
Revenues	8,275	41,353	39,876
Collaboration
Revenue
Revenues	7,765	41,198	39,301
Service
Revenue
Revenues	€ 510	€ 155	€ 1,065